March 3, 2010

Securities and Exchange Commission

VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:  Division of Investment Management

Re:

Satuit Capital Management Trust, File Nos. 811-10103 and 333-45040

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended, we are, on behalf of Satuit Capital Management Trust (the “Trust”), filing Post-Effective Amendment # 15 (“PEA#15”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA # 15 is being filed to incorporate comments received from the Commission's staff relating to the Registrant's post-effective amendment # 14, filed on December 29, 2009.

With respect to changes made to this PEA#15, we note specifically:

1.

The legend relating to Summary Prospectuses has been removed from the Cover Page of the Statutory Prospectus, as requested.

2.

As requested, the caption "Portfolio Turnover", has been removed from the Statutory prospectus' Table of Contents.

3.

The disclosure,  "More information about the Fund is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information." has been removed from the description of the "FEES AND EXPENSES" section of the Prospectus.

4.

The last line item in "Annual Operating Expenses" has been amended to state, "Total Annual Fund Operating Expenses After Waivers/Reimbursements".

5.

As requested, the following disclosure has been removed from footnote 1 relating to the FEES AND EXPENSES section of the prospectus:  "If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.  If you purchased Class C shares of the Fund before July 25, 2008, and you redeem those shares less than two years from the date of purchase (regardless of such Class C shares having been converted to No-Load shares), you will be subject to a 2.00% deferred sales charge, and not the 2.00% redemption fee."

6.

Footnote 2 relating to the FEES AND EXPENSES section of the prospectus has been deleted.

7.

Footnotes 3 & 4 relating to the FEES AND EXPENSES section of the prospectus has been relocated to Item 8 disclosure in the prospectus and deleted, respectively.

8.

Footnote 5 relating to the FEES AND EXPENSES section of the prospectus has been amended to make clear that the Expense Limitation agreement currently in effect extends for a period of time longer than one year.

8.

The following sentence as been deleted from the "Example" disclosure:   "Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated.", and the figures have been calculated to show the effect of such fee waives for only one year.

10.

The disclosure in the "Temporary Defensive Strategy" section of the prospectus has been modified as requested.

11.

The risk disclosure relating to micro cap companies has been modified to make clear that lower trading volumes result in less liquidity.

12.

The disclosure relating to the PAST PERFORMANCE Section of the prospectus has been modified to conform to the requirements of Form N1-A.

13.

Footnote 2 in the "Average Annual total Return" Table has been moved to a position immediately adjacent to the table as a stand alone disclosure.

14.

The "Who Should buy this Fund" Section had been relocated to the "Principal Investment Risks" Section of the prospectus.

15.

The line item referring to the Russell Micro Cap Index in the Average Annual Total Return" table has been deleted because it does not appear in the Fund's audited annual report.

16.

The discussion of the Fund's Portfolio Manager has been modified to disclose the term of service and to include all investment committee members.

17.

The last sentence of the Item 6 disclosure has been deleted.  We note that Item 6(a) requires disclosure of minimum initial and subsequent investment amounts, so that disclosure has been retained.

18.

Item 7 disclosure has been modified to conform to the requirements of Form N1-A.

19.

The duties of each member of the Investment Committee relating to their prior employment has been added.

20.

The following disclosure has been removed for the discussion relating to frequent trading of Fund shares:  "For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder."

This PEA # 15 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA # 15 to me at the below-listed address and phone number.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones

DAVID D. JONES

395 Sawdust Road, Suite 2137, The Woodlands, TX  77380    (P) & (F)  866-862-1719

INFO@DRAKECOMPLIANCE.COM  ●  WWW.DRAKECOMPLIANCE.COM

AS FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

ON 03/02/2010

FILE NOS: 811-10103

333-45040

SECURITIES AND EXCHANGE COMMISSION

----------------------------------

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X ]

Pre-Effective Amendment No.

[    ]

Post-Effective Amendment No.

[15]

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

[X ]

Amendment No.

[16]

(Check appropriate box or boxes.)

SATUIT CAPITAL MANAGEMENT TRUST

(Exact name of Registrant as Specified in Charter)

3547 MEEKS FARM ROAD, SUITE A2

ST. JOHNS ISLAND, SC 29455

(Address of Principal Executive Office)

843-557-1300

(Registrant's Telephone Number, including Area Code:)

THOMAS R. WESTLE

BLANK ROME LLP

THE CHRYSLER BUILDING

405 LEXINGTON AVENUE

NEW YORK, NEW YORK  10174

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES

395 Sawdust Road, #2137

The Woodlands, TX  77380

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/ X/     immediately upon filing pursuant to paragraph (b)

/    /     on (date) pursuant to paragraph (b)

/    /     60 days after filing pursuant to paragraph (a)(1)

/   /     on (date) pursuant to paragraph (a)(3)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended October 31, 2009 was filed on January 29, 2010.